PAX WORLD
                                        ETHICAL INVESTING


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                                        Annual Report




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                                        PAX World
                                        Money Market Fund




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                                        31 JANUARY 2002

Investment Adviser
Pax World Management Corp.
222 State Street
Portsmouth, NH  03801-3853


Transfer and Dividend Disbursing Agents

Individual Investor Class:
PFPC, Inc.
P.O. Box 8950
Wilmington, DE 19899-8950

Institutional & Broker Service Classes:
Reich & Tang Services, Inc.
600 Fifth Avenue
New York, NY  10020


Address all account inquiries to:
Pax World Money Market Fund
P.O. Box 8930
Wilmington, DE 19899-8930

PAX WORLD                                                       600 FIFTH AVENUE
MONEY MARKET FUND, INC.                                     NEW YORK, N.Y. 10020
                                                                  (212) 830-5200




Dear Shareholder:



We are pleased to present the annual report of the Pax World Money Market Fund, Inc. for the year ended January 31, 2002.


The Fund had net assets of $253,022,576 and 2,487 active shareholders as of January 31, 2002.


Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,



/S/Thomas W. Grant       /S/Laurence A. Shadek              /S/Steven W. Duff


Thomas W. Grant          Laurence A. Shadek                 Steven W. Duff
President                Executive Vice-President           Director

                                                         Statement of Net Assets
                                                                January 31, 2002
PAX WORLD Money Market Fund, Inc.



FACE                                                MATURITY              VALUE
AMOUNT                                                  DATE   YIELD    (NOTE 1)
--------------------------------------------------------------------------------

BANKERS ACCEPTANCE: 0.78%
  $ 2,000,000  Fifth Third Bank.................... 04/24/02   2.18% $ 1,990,115
  -----------                                                         ----------
    2,000,000  Total Bankers Acceptance                                1,990,115
  -----------                                                         ----------

COMMERCIAL PAPER: 32.78%
  $ 5,000,000  Ciesco L.P.......................... 02/13/02   2.14% $ 4,996,450
    5,000,000  Ciesco L.P.......................... 02/22/02   1.60    4,995,333
   10,000,000  Delaware Funding Corporation........ 03/27/02   1.74    9,974,050
    5,000,000  Fountain Square Commercial Funding.. 02/15/02   1.84    4,996,442
    5,000,000  Glaxo Wellcome PLC.................. 03/08/02   1.74    4,991,590
    5,000,000  Jupiter Securitization Corporation
               LOC Bank One........................ 02/21/02   1.75    4,995,139
   10,000,000  McGraw-Hill Companies............... 02/08/02   2.01    9,996,111
   10,000,000  Pfizer, Inc......................... 03/26/02   1.74    9,974,531
    5,095,000  Private Export Funding Corporation.. 02/12/02   2.42    5,091,264
    5,000,000  Private Export Funding Corporation.. 06/26/02   1.84    4,963,347
    5,000,000  Special Purpose Accounts Receivable. 02/26/02   1.79    4,993,785
    5,000,000  Special Purpose Accounts Receivable. 03/04/02   1.82    4,992,207
    8,000,000  Yale University..................... 03/07/02   1.72    7,987,080
  -----------                                                         ----------
   83,095,000  Total Commercial Paper                                 82,947,329
  -----------                                                         ----------

DOMESTIC CERTIFICATES OF DEPOSIT: 3.96%
  $ 5,000,000  Harris Trust & Savings Bank......... 10/04/02   2.10% $ 5,015,071
    5,000,000  Harris Trust & Savings Bank......... 11/01/02   2.21    4,999,629
  -----------                                                         ----------
   10,000,000  Total Domestic Certificates Of Deposit                 10,014,700
  -----------                                                         ----------

LOAN PARTICIPATION: 2.77%
  $ 7,000,000  Equitable Life Assurance Society
               with J.P. Morgan Chase (a).......... 03/20/02   1.79% $ 7,000,000
  -----------                                                         ----------
    7,000,000  Total Loan Participation                                7,000,000
  -----------                                                         ----------

REPURCHASE AGREEMENT, OVERNIGHT: 27.55%
  $69,700,000  J.P. Morgan Securities Inc., Repurchase
               proceeds at maturity $69,703,679 (Collateralized
               by $68,163,000, FFCB, 6.000% To 7.000%,
               Due 03/07/11 To 12/29/15 ;
               FHLB, 6.000% To 6.750%,
               Due 02/01/02 To 12/22/14,
               value $71,098,427).................. 02/01/02   1.90% $69,700,000
  -----------                                                         ----------
   69,700,000  Total Repurchase Agreement, Overnight                  69,700,000
  -----------                                                         ----------




The accompanying notes are an integral part of these financial statements.
                                       2

                                                                January 31, 2002
PAX WORLD Money Market Fund, Inc.



FACE                                                MATURITY              VALUE
AMOUNT                                                  DATE   YIELD    (NOTE 1)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES: 21.45%
  $ 3,745,000  Federal Farm Credit Bank............ 10/28/02   2.20% $ 3,858,507
    5,000,000  Federal Home Loan Bank.............. 05/29/02   1.96    4,968,475
    4,500,000  Federal Home Loan Bank.............. 10/18/02   1.74    4,444,963
    5,000,000  Federal Home Loan Bank.............. 11/15/02   2.50    5,148,637
    5,000,000  Federal Home Loan Bank.............. 02/06/03   1.85    5,000,000
    5,000,000  Federal Home Loan
               Mortgage Corporation................ 04/10/02   4.17    4,962,222
    7,720,000  Federal Home Loan
               Mortgage Corporation................ 06/20/02   3.49    7,616,028
    2,090,000  Federal Home Loan
               Mortgage Corporation................ 10/15/02   2.20    2,148,059
    6,209,000  Federal Home Loan
               Mortgage Corporation................ 01/02/03   2.30    6,078,999
    5,000,000  Federal National
               Mortgage Association................ 04/05/02   4.10    4,965,437
    5,000,000  Federal National
               Mortgage Association................ 08/15/02   3.68    5,079,422
  -----------                                                         ----------
   54,264,000  Total U.S. Government Agencies                         54,270,749
  -----------                                                         ----------

VARIABLE RATE DEMAND INSTRUMENTS: (b) 12.49%
  $ 1,970,000  G & L Land Management
               LOC Fifth Third Bank................ 12/01/17   1.98% $ 1,970,000
    4,515,000  Jake Sweeney Automotive, Inc.
               LOC Firstar Bank.................... 04/01/10   1.98    4,515,000
    5,145,000  Mobile, AL
               Springhill Medical Clinic Board RB
               (Springhill Medical Complex)
               LOC Amsouth Bank, N.A............... 09/01/11   1.85    5,145,000
    3,295,000  Oak Crest Homes, Inc.
               LOC First Of America................ 11/01/26   1.82    3,295,000
    3,545,000  SDR Capital, L.L.C.
               LOC First Michigan Bank............. 10/01/26   1.85    3,545,000
    8,900,000  State Of Texas Veterans' Hospital... 12/01/09   1.90    8,900,000
    1,000,000  State Of Texas Veterans' Hospital... 12/01/29   1.90    1,000,000




The accompanying notes are an integral part of these financial statements.
                                       3

                                                                January 31, 2002
PAX WORLD Money Market Fund, Inc.



FACE                                                 MATURITY                    VALUE
AMOUNT                                                   DATE      YIELD       (NOTE 1)
---------------------------------------------------------------------------------------

VARIABLE RATE DEMAND INSTRUMENTS: (b) (continued)
  $ 3,240,000 Weller Irrevocable Trust #2 - Series 1998
              LOC First Union National Bank.......   09/01/13     1.90%    $  3,240,000
  -----------                                                               -----------
   31,610,000 Total Variable Rate Demand Instruments                         31,610,000
  -----------                                                               -----------
              Total Investments (101.78%) (Cost $257,532,893+)             $257,532,893
              Liabilities In Excess Of Cash And Other Assets(-1.78%)         (4,510,317)
                                                                            -----------
              Net Assets (100.00%)                                         $253,022,576
                                                                            ===========
              Net Asset Value, Offering And Redemption Price Per Share:
              Individual Investor Class,
                 19,977,246 Shares Outstanding (Note 3)                    $       1.00
                                                                            ===========
              Institutional Class,
                 200,652,567 Shares Outstanding (Note 3)                   $       1.00
                                                                            ===========
              Broker Service Class,
                 19,298,052 Shares Outstanding (Note 3)                    $       1.00
                                                                            ===========
              MMA Praxis Class,
                 13,094,711 Shares Outstanding (Note 3)                    $       1.00
                                                                            ===========


+ Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) The interest rate is adjusted quarterly based on 3-month LIBOR plus 5 basis points.

(b) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.




KEY NOTES:


FFCB   =   Federal Farm Credit Bank
FHLB   =   Federal Home Loan Bank
LOC    =   Letter of Credit
RB     =   Revenue Bond



   The accompanying notes are an integral part of these financial statements.
                                       4

                                                         Statement of Operations
                                                     Year Ended January 31, 2002
PAX WORLD Money Market Fund, Inc.



Investment income
   Income:
     Interest................................................   $ 8,373,301
                                                                 ----------
   Expenses: (Note 2)
     Advisory fee............................................       324,864
     Administrative services fee.............................       216,576
     Shareholder servicing fee (Individual Investor Class)...        47,120
     Shareholder servicing fee (Broker Service Class)........        44,256
     Shareholder servicing fee (MMA Praxis Class)............        30,715
     Custodian expenses......................................        12,167
     Shareholder servicing and related shareholder expenses+.       178,433
     Legal fees, compliance and filing fees..................       100,498
     Audit and accounting....................................        88,712
     Directors' fees.........................................         8,052
     Amortization of organization costs......................        21,469
     Other...................................................         4,361
                                                                 ----------
         Total expenses......................................     1,077,223
         Less:
         Expenses paid indirectly (Note 2)...................        (4,104)
         Fees waived (Note 2)................................       (93,147)
         Expenses reimbursed (Note 2)........................       (64,843)
                                                                 ----------
     Net expenses ...........................................       915,129
                                                                 ----------
   Net investment income.....................................     7,458,172
Realized gain (loss) on investments
   Net realized gain (loss) on investments...................        (1,170)
                                                                 ----------
   Increase in net assets from operations....................   $ 7,457,002
                                                                 ==========


     + Includes Class specific transfer agency expenses of $68,606, $33,541, $38,942 and $12,282 for Individual Class, Institutional Class, Broker Class and MMA Praxis Class, respectively.




   The accompanying notes are an integral part of these financial statements.
                                       5

                                             Statements of Changes in Net Assets
                                                                January 31, 2002
PAX WORLD Money Market Fund, Inc.






                                                Year                Year
                                               Ended               Ended
                                          January 31, 2002    January 31, 2001
                                          ----------------    ----------------

Increase (decrease) in net assets
Operations:
   Net investment income..................  $  7,458,172        $  9,658,053
   Net realized gain (loss) on investments        (1,170)                105
                                            ------------        ------------
   Increase in net assets from operations.     7,457,002           9,658,158


Dividends to shareholders from:

Net investment income:
   Individual Investor Class..............      (614,442)         (1,010,817)
   Institutional Class....................    (5,929,065)         (8,129,651)
   Broker Service Class...................      (515,182)           (156,315)
   MMA Praxis Class.......................      (398,313)           (361,270)


Net realized gain on investments:
   Individual Investor Class..............           -0-                  (9)
   Institutional Class....................           -0-                 (89)
   Broker Service Class...................           -0-                  (2)
   MMA Praxis Class.......................           -0-                  (5)


Capital share transactions (Note 3):
   Individual Investor Class..............     3,561,545           2,787,667
   Institutional Class....................    40,279,140          38,160,091
   Broker Service Class...................    15,269,617           2,843,675
   MMA Praxis Class.......................     2,931,125           6,032,116
                                            ------------        ------------
   Total increase (decrease)..............    62,041,427          49,823,549


Net assets:
   Beginning of year......................   190,981,149         141,157,600
                                            ------------        ------------
   End of year............................  $253,022,576        $190,981,149
                                            ============        ============

Undistributed net investment income         $      1,170        $        -0-
                                            ============        ============





   The accompanying notes are an integral part of these financial statements.
                                         6

                                                   Notes to Financial Statements
                                                                January 31, 2002
PAX WORLD Money Market Fund, Inc.



1.   SUMMARY OF ACCOUNTING POLICIES

Pax World Money Market Fund, Inc. (the "Fund") is a no-load, open-end management investment company registered under the Investment Company Act of 1940. The Fund has four classes of stock authorized, the Individual Investor Class, the Institutional Class, the Broker Service Class and the MMA Praxis Class. The Individual Investor Class, Broker Service Class and the MMA Praxis Class shares are subject to service fees pursuant to the Fund's Rule 12b-1 Distribution and Service Plan and are sold through financial intermediaries who provide servicing to Individual Investor Class, Broker Service Class and the MMA Praxis Class shareholders for which they receive compensation from Pax World Management Corp. (the "Advisor"), Reich & Tang Asset Management, LLC (the "Sub-Advisor"), or Reich & Tang Distributors, Inc. ("the Distributor"). The Institutional Class shares are not subject to a service fee and either are sold directly to institutional investors or are sold through financial intermediaries that do not receive compensation from the Advisor, Sub-Advisor or the Distributor. The Broker Service Class shares are subject to an additional sub-transfer agent accounting fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects, the Individual Investor Class, Institutional Class, Broker Service Class and the MMA Praxis Class shares represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:


a)   Valuation of Securities

Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

                                                                January 31, 2002
PAX WORLD Money Market Fund, Inc.



1.   SUMMARY OF ACCOUNTING POLICIES, continued


b) Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. Distributions of net investment income are taxable to shareholders as ordinary income.


c) Dividends and Distributions
Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.


d) Organization Costs
Organization costs are being deferred and amortized on a straight line basis over a period of five years from the Fund's commencement of operations. The proceeds of any redemptions by the original shareholder of the initial shares will be reduced by a pro rata portion of any then unamortized organizational expenses, based on the ratio of the shares redeemed to the total initial shares outstanding immediately prior to the redemption.


e) Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


f) General
Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

                                                                January 31, 2002


PAX WORLD Money Market Fund, Inc.



2.   INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Advisory Agreement, the Fund pays Pax World Management Corp. (the "Advisor") an annual advisory fee of .15% of the Fund's average daily net assets.

Pursuant to the terms of a Sub-Advisory Agreement between the Advisor and Reich & Tang Asset Management, LLC (the "Sub-Advisor"), the Advisor will pay the Sub-Advisor an annual management fee of .075% of the Fund's average daily net assets from its advisory fee.

Pursuant to an Administrative Services Agreement for the Fund, the Sub-Advisor receives an annual fee of .10% of the Fund's average daily net assets.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Shareholder Servicing Agreement only with respect to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a service fee equal to .25% per annum of the average daily net assets with respect only to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares.

During the year ended January 31, 2002, the Advisor voluntarily waived advisory fees of $83,318. The Distributor voluntarily waived shareholder servicing fees of $9,829 for the MMA Praxis Class. In addition, although not required to do so, the Advisor has agreed to reimburse class specific expenses amounting to $64,843 for the Individual Investor Class.

Fees are paid to Directors who are unaffiliated with the Advisor on the basis of $2,000 per annum plus $250 per meeting attended.

Included under the caption "Shareholder servicing and related shareholder expenses" are fees of $72,483 paid to Reich & Tang Services, Inc. an affiliate of the Sub-Advisor as shareholder servicing agent for the Institutional Class and Broker Service Class.

Included in the statement of operations under the captions "Custodian expenses" and "Shareholder servicing and related shareholder expenses" are expense offsets of $3,521 and $583, respectively.

                                                                January 31, 2002
PAX WORLD Money Market Fund, Inc.


3.   CAPITAL STOCK

At January 31, 2002, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $253,022,576. Transactions in capital stock, all at $1.00 per share, were as follows:


                                            Year                Year
                                           Ended               Ended
                                      January 31, 2002    January 31, 2001
                                      ----------------    ----------------
INDIVIDUAL INVESTOR CLASS
-------------------------
Sold.................................     21,802,319          88,659,543
Issued on reinvestment of dividends..        609,502             990,993
Redeemed.............................    (18,850,276)        (86,862,869)
                                        ------------        ------------
Net increase (decrease)..............      3,561,545           2,787,667
                                        ============        ============

INSTITUTIONAL CLASS
-------------------
Sold.................................    569,453,039         415,890,338
Issued on reinvestment of dividends..      4,596,479           6,500,555
Redeemed.............................   (533,770,378)       (384,230,802)
                                        ------------        ------------
Net increase (decrease)..............     40,279,140          38,160,091
                                        ============        ============

BROKER SERVICE CLASS
--------------------
Sold.................................     34,423,685          10,216,595
Issued on reinvestment of dividends..        514,242             148,713
Redeemed.............................    (19,668,310)         (7,521,633)
                                        ------------        ------------
Net increase (decrease)..............     15,269,617           2,843,675
                                        ============        ============
MMA PRAXIS CLASS
Sold.................................     10,289,207          15,118,377
Issued on reinvestment of dividends..        378,630             359,457
Redeemed.............................     (7,736,712)         (9,445,718)
                                        ------------        ------------
Net increase (decrease)..............      2,931,125           6,032,116
                                        ============        ============



4.   SALES OF SECURITIES

Accumulated undistributed realized losses at January 31, 2002 amounted to $1,170. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire January 31, 2010.

                                                                January 31, 2002
PAX WORLD Money Market Fund, Inc.


5.   FINANCIAL HIGHLIGHTS


                                                            INDIVIDUAL
                                                          INVESTOR CLASS
                                        ----------------------------------------------------

                                                   Year Ended                 May 27, 1998
                                                   January 31,              (Commencement
                                        -------------------------------       of Sales) to
                                         2002        2001        2000      January  31, 1999
                                        -------     -------     -------    -----------------
Per Share Operating Performance:
(for a share outstanding
     throughout the period)

Net asset value,
     beginning of period..............  $ 1.00      $ 1.00      $ 1.00       $ 1.00
                                        -------     -------     -------      -------

Income from investment operations:
     Net investment income............    0.033       0.058       0.046        0.032

Less distributions:
     Dividends from net
        investment income.............   (0.033)     (0.058)     (0.046)      (0.032)
                                        -------     -------     -------      -------

Net asset value, end of period........  $ 1.00      $ 1.00      $ 1.00       $ 1.00
                                        =======     =======     =======      =======

--------------------------------------------------------------------------------------------
Total Return..........................    3.37%       5.99%       4.74%        3.27%(a)
--------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000).......  $19,977     $16,416     $13,628      $ 5,495

Ratios to average net assets:
     Expenses (net of fees waived and
        expenses reimbursed) (b)......    0.60%       0.60%       0.60%        0.60%(c)

     Net investment income............    3.26%       5.86%       4.74%        4.59%(c)

     Advisory and administrative
        services fees waived..........    0.04%       0.09%       0.14%        0.25%(c)

     Expenses reimbursed..............    0.34%       0.37%       0.54%        0.00%

     Expenses paid indirectly.........    0.00%       0.00%       0.00%        0.00%


(a)  Not Annualized

(b)  Includes expenses paid indirectly

(c)  Annualized


                                                                January 31, 2002
PAX WORLD Money Market Fund, Inc.



5.   FINANCIAL HIGHLIGHTS

                                                          INSTITUTIONAL
                                                              CLASS
                                        ----------------------------------------------------

                                                   Year Ended                 May 27, 1998
                                                   January 31,              (Commencement
                                        -------------------------------       of Sales) to
                                         2002        2001        2000      January  31, 1999
                                        -------     -------     -------    -----------------
Per Share Operating Performance:
(for a share outstanding
     throughout the period)

Net asset value,
     beginning of period..............  $  1.00     $  1.00     $  1.00      $  1.00
                                        --------    --------    --------     --------

Income from investment operations:
     Net investment income............     0.036       0.061       0.049        0.034

Less distributions:
     Dividends from net
        investment income.............    (0.036)     (0.061)     (0.049)      (0.034)
                                        --------    --------    --------     --------

Net asset value, end of period........  $  1.00     $  1.00     $  1.00      $  1.00
                                        ========    ========    ========     ========

--------------------------------------------------------------------------------------------
Total Return..........................     3.63%       6.26%       5.00%        3.45%(a)
--------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000).......  $200,653    $160,373    $122,213     $119,309

Ratios to average net assets:
     Expenses (net of fees waived)(b).     0.35%       0.35%       0.35%        0.35%(c)

     Net investment income............     3.54%       6.09%       4.89%        4.90%(c)

     Advisory and administrative
        services fees waived..........     0.04%       0.09%       0.14%        0.25%(c)

     Expenses paid indirectly.........     0.00%       0.00%       0.00%        0.00%



(a)  Not Annualized

(b)  Includes expenses paid indirectly

(c)  Annualized


                                                                January 31, 2002
PAX WORLD Money Market Fund, Inc.



5.   FINANCIAL HIGHLIGHTS

                                                            BROKER
                                                         SERVICE CLASS
                                        ----------------------------------------------------

                                                   Year Ended               January 13, 1999
                                                   January 31,              (Commencement
                                        -------------------------------       of Sales) to
                                         2002        2001        2000      January  31, 1999
                                        -------     -------     -------    -----------------
Per Share Operating Performance:
(for a share outstanding
     throughout the period)

Net asset value,
     beginning of period..............  $ 1.00      $ 1.00      $ 1.00       $ 1.00
                                        -------     -------     -------      -------

Income from investment operations:
     Net investment income............    0.031       0.056       0.044        0.002

Less distributions:
     Dividends from net
        investment income.............   (0.031)     (0.056)     (0.044)      (0.002)
                                        -------     -------     -------      -------

Net asset value, end of period........  $ 1.00      $ 1.00      $ 1.00       $ 1.00
                                        =======     =======     =======      =======

--------------------------------------------------------------------------------------------
Total Return..........................    3.16%       5.78%       4.53%        0.22%(a)
--------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000).......  $19,298     $ 4,028     $ 1,185      $   70

Ratios to average net assets:
     Expenses (net of fees waived)(b).    0.80%       0.80%       0.80%        0.80%(c)

     Net investment income............    2.91%       5.71%       4.51%        4.16%(c)

     Advisory and administrative
        services fees waived..........    0.04%       0.09%       0.14%        0.25%(c)

     Expenses paid indirectly.........    0.00%       0.00%       0.00%        0.00%


(a)  Not Annualized

(b)  Includes expenses paid indirectly

(c)  Annualized


                                                                January 31, 2002
PAX WORLD Money Market Fund, Inc.




5. FINANCIAL HIGHLIGHTS, continued

                                                         MMA PRAXIS
                                                           CLASS
                                        ----------------------------------------
                                              Year Ended        October 12, 1999
                                              January 31,       (Commencement of
                                        --------------------        Sales) to
                                          2002        2001      January 31, 2000
                                        --------    --------    ----------------
Per Share Operating Performance:
(for a share outstanding
     throughout the period)

Net asset value,
     beginning of period...........     $  1.00     $  1.00        $  1.00
                                        --------    --------       --------

Income from investment operations:
     Net investment income.........        0.033       0.058          0.016

Less distributions:
     Dividends from net
        investment income..........       (0.033)     (0.058)        (0.016)
                                        --------    --------       --------


Net asset value, end of period.....     $  1.00     $  1.00        $  1.00
                                        ========    ========       ========

--------------------------------------------------------------------------------
Total Return.......................        3.37%       5.99%          1.58%(a)
--------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000)....     $ 13,095    $ 10,164       $  4,131

Ratios to average net assets:
     Expenses (net of fees waived and
        expenses reimbursed) (b)...        0.60%       0.60%          0.60%(c)

     Net investment income.........        3.24%       5.90%          5.21%(c)

     Advisory, administrative services and
        shareholder servicing fees waived  0.12%       0.31%          0.39%(c)

     Expenses reimbursed...........        0.00%       0.00%          1.21%(c)

     Expenses paid indirectly......        0.00%       0.00%          0.00%


(a)  Not Annualized

(b)  Includes expenses paid indirectly

(c)  Annualized


                                               Report of Independent Accountants

PAX WORLD Money Market Fund, Inc.



To the Board of Directors and Shareholders of Pax World Money Market Fund, Inc.

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Pax World Money Market Fund, Inc. (the "Fund") at January 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management, our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the period ended January 31, 1999 were audited by other independent accountants whose report dated February 26, 1999 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
New York, New York
March 4, 2002

                                                          Additional Information
                                                                     (Unaudited)
PAX WORLD Money Market Fund, Inc.




                                     Directors and Officers Information
                                             January 31, 2002+

-------------------------------------------------------------------------------------------------------------------
                                       Term of                                    Number of
  Name,                Position (s)    Office              Principal            Portfolios in        Other
Address*,               Held with       and              Occupation (s)         Fund Complex     Directorships
 and Age                 Fund          Length             During Past            Overseen by        held by
                                         of                5 Years               Director or       Director
                                        Time                                      Officer
                                       Served
-------------------------------------------------------------------------------------------------------------------
Thomas W. Grant,       President       1997           Pres. of Pax World         No other     Vice Chairman of the
14 Wall Street,                                       Management Corp.          portfolios    Board and Pres. of
New York, NY                                          since 1996 and Pres.                    Pax World Balanced
10005                                                 of H.G. Wellington &                    Fund, Inc. and Pres.
Age 60                                                Co., Inc. since 1991                    and Dir. of Pax
                                                                                              World Growth Fund,
                                                                                              Inc. and Pax World
                                                                                              High Yield Fund, Inc.



-------------------------------------------------------------------------------------------------------------------
Laurence A.            Executive       1997           Chairman of the            No other     Chairman of the
Shadek, 14 Wall        Vice                           Board of Pax World        portfolios    Board of Pax World
Street,                President                      Management Corp.                        Balanced Fund, Inc.
New York, NY                                          since 1996 and                          Pax World Growth
10005,                                                Executive Vice-Pres.                    Fund, Inc. and Pax
Age 52                                                of H.G. Wellington &                    World High Yield
                                                      Co., Inc. since 1986                    Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
Dr. W. Giles Mellon,   Director        1997           Professor of              Dir./Trustee           N/A
Age 71                                                Business                  of 12 other
                                                      Administration in the     portfolios
                                                      Graduate School of
                                                      Management,
                                                      Rutgers University
-------------------------------------------------------------------------------------------------------------------
Robert Straniere,      Director        1997           Owner, Straniere          Dir./Trustee           N/A
Esq., Age 60                                          Law Firm                  of 12 other
                                                                                portfolios

-------------------------------------------------------------------------------------------------------------------
Dr. Yung Wong,         Director        1997           Managing Dir. of          Dir./Trustee           N/A
Age 63                                                Abacus Associates         of 12 other
                                                                                portfolios
-------------------------------------------------------------------------------------------------------------------
Steven W. Duff,        Director**      1997           Manager and Pres. of      Dir./Trustee           N/A
Age 48                                                Reich & Tang Asset        and / or
                                                      Management, LLC           Officer of 17
                                                      ("RTAM, LLC"), a          other
                                                      registered                portfolios
                                                      Investment Advisor

-------------------------------------------------------------------------------------------------------------------
Molly Flewharty,       Vice            1997           Senior Vice Pres. of      Vice Pres. of          N/A
Age 50                 President                      RTAM, LLC                 17 other
                                                                                portfolios
-------------------------------------------------------------------------------------------------------------------
Richard                Treasurer       1997           Executive Vice Pres.,     Officer of             N/A
DeSanctis,             and Asst.                      CFO of RTAM, LLC          17 other
Age 45                 Secretary                                                portfolios
-------------------------------------------------------------------------------------------------------------------
Rosanne Holtzer,       Secretary       1999           Senior Vice Pres. of      Officer of             N/A
Age 37                 and Asst.                      RTAM, LLC                 17 other
                       Treasurer                                                portfolios
-------------------------------------------------------------------------------------------------------------------


* With the exception of Mr. Grant and Mr. Shadek, the address for each of the above directors/officers of the Fund is Reich & Tang Asset Management.

** Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment sub-advisor.

+ The Statement of Additional Information includes additional information about Pax World Money Market Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the fund's transfer agent at (212) 830-5200.


                      PAX WORLD Money Market Fund, Inc.
                         A Socially Responsible Fund



The Pax World Money Market Fund seeks to maximize current income while maintaining both liquidity and a stable share price. The Fund is designed to meet the short-term investment needs of socially responsible investors.


A Socially Screened Portfolio
The Fund invests only in institutions whose goods and services are essentially non-military and improve the quality of life, including health care, housing and education.

No Loads or Transaction Fees
Investors can purchase and redeem shares at their own convenience.

Low Initial Minimum and Free Check Writing
Investors may open an account for only $250 and enjoy free check writing privileges ($250 per check minimum).

Full Range of Services
With your Pax World account, you'll have online 24-hour access to:
     o    check account balances
     o    purchase, redeem or transfer fund shares
     o    exchange shares between mutual funds in Pax World Funds
You will also have the opportunity to invest automatically each month or quarter from your savings or checking account.

For more complete information, including charges and expenses, please call for a prospectus which should be read carefully before investing.

                                    -Notes-

PAX WORLD
ETHICAL INVESTING






PAX World
222 State Street
Portsmouth, NH 03801
[GRAPHIC OMITTED] 800.767.1729
web www.paxfund.com
email info@paxfund.com





For general fund information:
[GRAPHIC OMITTED] 800.767.1729



For shareholder account information:
[GRAPHIC OMITTED] 800.372.7827




For broker services:
[GRAPHIC OMITTED] 800.635.1404



Address all account inquiries to:
PAX World
P.O. Box 8930
Wilmington, DE 19899



[GRAPHIC OMITTED] printed in USA on recycled paper